Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments
The following table provides the detail of federal funds sold, securities purchased under short-term resale agreements (generally less than one year) and other short-term investments. The majority of interest-earning deposits at December 31, 2014 and 2013, were held at the Federal Reserve.

	Dec. 31,	Dec. 31,
(in millions)	2014	2013
Federal funds sold and securities purchased under resale agreements	$36,856	25,801
Interest-earning deposits	219,220	186,249
Other short-term investments	2,353	1,743
Total	$258,429	213,793